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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7088

              Van Kampen Massachusetts Value Municipal Income Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
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               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/05


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Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


VAN KAMPEN MASSACHUSETTS VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS JANUARY 31, 2005 (UNAUDITED)



PAR
AMOUNT
(000)        DESCRIPTION                                          COUPON      MATURITY               VALUE
             MUNICIPAL BONDS 152.8%
             MASSACHUSETTS 136.2%
$  1,000     Boston, MA Ser A Rfdg (MBIA Insd)                    5.000%      02/01/21       $      1,084,200
   2,000     Boston, MA Wtr & Swr Commn Rev Gen Sr Ser A          5.000       11/01/21              2,181,140
   2,385     Greater Lawrence, MA San Dist (MBIA Insd)            6.000       06/15/17              2,749,452
   1,000     Holyoke, MA Gas & Elec Dept Rev Ser A (MBIA
             Insd)                                                5.000       12/01/31              1,041,690
   1,000     Lowell, MA (Prerefunded @ 04/01/05) (FSA
             Insd)                                                6.625       04/01/15              1,027,690
   1,000     Marthas Vineyard, MA Ld Bk Rev (AMBAC Insd)          5.000       05/01/22              1,084,270
     230     Massachusetts Ed Ln Auth Ed Ln Rev Issue E
             Ser B (AMBAC Insd) (AMT)                             6.250       07/01/11                234,186
     285     Massachusetts Ed Ln Auth Ed Ln Rev Issue E
             Ser B (AMBAC Insd) (AMT)                             6.300       07/01/12                290,107
   1,000     Massachusetts St Cons Ln Ser B (Prerefunded
             @ 08/01/14) (AMBAC Insd)                             5.000       08/01/22              1,109,080
   1,000     Massachusetts St Dev Fin Agy M/Srbc Proj Ser
             A (MBIA Insd)                                        5.125       08/01/28              1,052,440
   1,000     Massachusetts St Dev Fin Agy Rev College of
             Pharmacy & Allied Hlth Ser D (d)                     5.000       07/01/35              1,036,120
   1,000     Massachusetts St Dev Fin Agy Rev Hampshire
             College                                              5.700       10/01/34              1,042,860
   1,000     Massachusetts St Dev Fin Agy Rev MA College
             of Pharmacy Ser B (Prerefunded @ 01/01/10)           6.750       07/01/30              1,183,630
   1,000     Massachusetts St Dev Fin Agy Rev Pharmacy &
             Allied Hlth Sciences                                 5.750       07/01/33              1,048,840
   2,000     Massachusetts St Hlth & Ed Boston College
             Ser N                                                5.125       06/01/33              2,099,980
     480     Massachusetts St Hlth & Ed Fac Auth Rev
             Youville House Proj A (Prerefunded @
             02/15/07) (FHA Gtd)                                  5.950       02/15/17                520,282
   1,000     Massachusetts St Hlth & Ed Fac Auth Rev
             Brandeis Univ Ser I (MBIA Insd)                      4.750       10/01/28              1,013,070
   1,500     Massachusetts St Hlth & Ed Fac Auth Rev
             Hlthcare Sys Covenant Hlth                           6.000       07/01/31              1,602,825
   1,000     Massachusetts St Hlth & Ed Fac Auth Rev
             Newton Wellesley Hosp Issue Ser E (MBIA Insd)        5.875       07/01/15              1,033,380
   1,000     Massachusetts St Hlth & Ed Fac Auth Rev
             Saint Mem Med Ctr Ser A                              6.000       10/01/23              1,006,840
   1,000     Massachusetts St Hlth & Ed Fac Auth Rev Vly
             Regl Hlth Sys Ser C Rfdg (Connie Lee Insd)           7.000       07/01/10              1,185,660
   1,000     Massachusetts St Hlth & Ed New England Med
             Ctr Hosp Ser H (FGIC Insd)                           5.000       05/15/25              1,057,700
     750     Massachusetts St Hsg Fin Agy Rental Mtg Ser
             D (AMBAC Insd)                                       6.200       07/01/15                770,250
     500     Massachusetts St Indl Fin Agy Rev First Mtg
             Loomis House & Vlg Proj (Prerefunded @
             07/01/05)                                            7.500       07/01/17                521,135
   2,000     Massachusetts St Indl Fin Agy Rev Suffolk
             Univ (AMBAC Insd)                                    5.250       07/01/27              2,130,640
   2,075     Massachusetts St Indl Fin Agy Rev Tufts Univ
             Ser H (MBIA Insd)                                    4.750       02/15/28              2,095,065

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
   1,000     Massachusetts St Indl Fin Agy Rev Whitehead
             Inst Biomedical Research                             5.125       07/01/26              1,008,280
     930     Massachusetts St Indl Fin Agy Wtr Treatment
             Amern Hingham (AMT)                                  6.900       12/01/29                978,853
     930     Massachusetts St Indl Fin Agy Wtr Treatment
             Amern Hingham (AMT)                                  6.950       12/01/35                979,281
   1,000     Massachusetts St Spl Oblig Dedicated Tax Rev
             (FGIC Insd)                                          5.000       01/01/34              1,045,700
   5,000     Massachusetts St Tpk Auth Metro Hwy Ser Rev
             Cap Apprec Sr Ser C (MBIA Insd)                        *         01/01/22              2,316,550
   2,550     Massachusetts St Tpk Auth Metro Hwy Sys Rev
             Sub Ser A (AMBAC Insd)                               5.000       01/01/39              2,612,934
   3,000     Massachusetts St Tpk Auth Rev Ser A Rfdg
             (Escrowed to Maturity)                               5.000       01/01/13              3,292,200
   2,000     Massachusetts St Wtr Pollutn Abatement Tr
             Pool Pgm Bds Ser 10                                  5.000       08/01/21              2,177,400
   1,000     Massachusetts St Wtr Pollutn MWRA Pgm Ser A          5.000       08/01/32              1,041,540
   1,000     Massachusetts St Wtr Res Auth Gen Ser B Rfdg
             (AMBAC Insd)                                         5.000       12/01/20              1,091,210
   1,385     Monson, MA (AMBAC Insd) (b)                          5.250       11/01/19              1,539,358
   1,500     Narragansett, MA Rgl Sch Dist (AMBAC Insd)           5.375       06/01/18              1,679,625
   1,000     New Bedford, MA Muni Purp Ln (FGIC Insd)             5.000       05/01/20              1,088,200
   2,500     New England Ed Ln Mktg Corp MA Student Ln
             Rev Sub Issue H (Std Lns Gtd) (AMT)                  6.900       11/01/09              2,698,825
   1,000     Pittsfield, MA (MBIA Insd)                           5.125       04/15/22              1,088,090
   2,000     University MA Bldg Auth Proj Sr Ser 1 Rfdg
             (AMBAC Insd)                                         5.250       11/01/21              2,218,120
   1,975     Westford, MA (AMBAC Insd)                            5.250       06/01/19              2,203,962
                                                                                             -----------------
                                                                                                   60,262,660
                                                                                             -----------------

             PUERTO RICO 11.6%
   2,000     Puerto Rico Comwlth Hwy & Tran Auth Hwy Rev
             Ser Y Rfdg (FSA Insd)                                6.250       07/01/21              2,555,940
   1,000     Puerto Rico Comwlth Rfdg (FGIC Insd)                 5.250       07/01/09              1,103,940
   2,000     Puerto Rico Pub Bldg Auth Rev Gtd Conv Cap
             Apprec Ser D (AMBAC Insd) (a)                      0/5.450       07/01/30              1,500,060
                                                                                             -----------------
                                                                                                    5,159,940
                                                                                             -----------------

             U. S. VIRGIN ISLANDS    5.0%
   1,000     University Virgin Islands Impt Ser A                 5.375       06/01/34              1,051,710
   1,000     Virgin Islands Pub Fin Auth Rev Gross Rcpt
             Taxes Ln Nt Ser A                                    6.375       10/01/19              1,157,460
                                                                                             -----------------
                                                                                                    2,209,170
                                                                                             -----------------

TOTAL LONG-TERM INVESTMENTS    152.8%
   (Cost $61,513,253)                                                                              67,631,770
                                                                                             -----------------

SHORT-TERM INVESTMENTS    5.0%
     500     Massachusetts St Dev Fin Agy Rev Var Boston
             Univ Ser R-2 (XLCA Insd) (c)                         1.810       10/01/42                500,000
     800     Massachusetts St Dev Fin Agy Rev Var Boston
             Univ Ser R-4 (XLCA Insd) ( c)                        1.810       10/01/42                800,000
     900     Massachusetts St Hlth & Ed Fac Auth Rev
             Assets Pgm Ser D (MBIA Insd) ( c)                    1.900       01/01/35                900,000
                                                                                             -----------------

TOTAL SHORT-TERM INVESTMENTS
   (Cost $2,200,000)                                                                                2,200,000
                                                                                             -----------------

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

TOTAL INVESTMENTS    157.8%
   (Cost $63,713,253)                                                                              69,831,770

LIABILITIES IN EXCESS OF OTHER ASSETS    (1.3%)                                                      (582,301)

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (56.5%)                                     (25,000,060)
                                                                                             -----------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                             $     44,248,819
                                                                                             =================

            Percentages are calculated as a percentage of net assets applicable to common shares.

*           Zero coupon bond

(a) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(b)         The Trust owns 100% of the bond issuance.

(c) Security includes a put feature allowing the Trust to periodically put the security back to the issuer at amortized cost on specified put dates. The interest rate shown represents the current interest rate earned by the Trust based on the most recent reset date.

(d)         Securities purchased on a when-issued or delayed delivery basis.

AMBAC       -  AMBAC Indemnity Corp.
AMT         -  Alternative Minimum Tax
Connie Lee  -  Connie Lee Insurance Co.
FGIC        -  Financial Guaranty Insurance Co.
FHA         -  Federal Housing Administration
FSA         -  Financial Security Assurance Inc.
MBIA        -  Municipal Bond Investors Assurance Corp.
Std Lns     -  Student Loans
XLCA        -  XL Capital Assurance Inc.

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.


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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Massachusetts Value Municipal Income Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
   ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2005

By: /s/ James W. Garrett
   ---------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: March 22, 2005